CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Assets current
Cash and cash equivalents (Note 4)	$ 42,011,899	$ 46,701,216
Receivables	92,213	203,346
Prepaid expenses	406,776	751,140
Total current assets	42,510,888	47,655,702
Equipment (Note 6)	258,593	288,943
Mineral property interests (Note 7)	48,800,610	48,806,565
Reclamation deposits	439,761	491,808
Other assets	79,054	152,087
Total assets	92,088,906	97,395,105
Liabilities current
Accounts payable and accrued liabilities	804,767	1,261,206
Loans payable to Oyu Tolgoi LLC (Note 8)	6,101,472	5,978,133
Deferred revenue (Note 9)	37,497,190	37,638,211
Deferred income tax liabilities	6,897,276	7,340,516
Total liabilities	51,300,705	52,218,066
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,984,385 (December 31, 2013 - 146,734,385) issued and outstanding	177,138,693	177,065,075
Additional paid-in capital	20,095,161	20,095,161
Accumulated other comprehensive income (Note 13)	208,935	465,615
Accumulated deficit	(156,654,588)	(152,448,812)
Total stockholders' equity	40,788,201	45,177,039
Total liabilities and stockholders' equity	$ 92,088,906	$ 97,395,105